Private Placement (Details) - Private Placement Warrants [Member] - Sponsor [Member] - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Jan. 20, 2021	Sep. 30, 2021
Private Placement (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)	8,000,000	9,223,261
Class of warrant or right share price	$ 1	$ 1
Proceeds from issuance of private placement (in Dollars)	$ 8.0	$ 9.2
Class of warrant or rights exercise price	$ 11.5	$ 11.5
Number of days from which warrants will not be transferable or saleable	30 days	30 days
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Class of warrant or right issued during period shares (in Shares)	8,750,000
Proceeds from issuance of private placement (in Dollars)	$ 8.8